Schedule I - Condensed Financial Information - Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 30, 2016	Sep. 30, 2016	Sep. 25, 2015
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (shares)	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued (shares)	63,088,752	62,458,367	62,453,437
Common stock, shares outstanding (shares)	63,088,752	62,458,367	62,453,437
Treasury stock (shares)	260,900	260,900	260,900
Atkore International Group Inc.
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Common stock, shares authorized (shares)		1,000,000,000	1,000,000,000
Common stock, shares issued (shares)		62,458,367	62,453,437
Common stock, shares outstanding (shares)		62,458,367	62,453,437
Treasury stock (shares)		260,900	260,900